Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Venture Fuels Partnership | Coal sales
Related Party Transactions
Sales of coal to Venture Fuels Partnership	$ 19,708	$ 22,069	$ 20,461
Rio Tinto Energy America (RTEA) | Agency services
Related Party Transactions
Fee charged by Rio Tinto			712
Rio Tinto Energy America (RTEA) | Export sales
Related Party Transactions
Sales of coal to Venture Fuels Partnership			$ 16,203